Income Taxes (Details) - Southland Holdings Llc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax
Federal	$ 7,481	$ 6,725	$ 56
State	1,125	2,907	785
Foreign	2,092	(433)	3,347
Deferred income tax
Federal	18,330	(12,499)	635
State	2,421	(2,434)
Foreign	(1,798)	2,077	(2,545)
Valuation allowance	(18,706)	13,063
Total tax expense	$ 10,945	$ 9,406	$ 2,278